DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
9. D
EBT
Our outstanding debt is comprised of the following (in thousands):

	March 31, 2022	December 31, 2021
June 2017 First Lien Loan	$—	$465,712
February 2022 First Lien Loan	275,000	—
Total long-term debt, gross	275,000	465,712

	March 31, 2022	December 31, 2021
Less: unamortized debt issuance costs	(5,854)	(5,580)
Total long-term debt, net of issuance costs	269,146	460,132
Less: current portion	(2,750)	—

Total long-term debt, net	$266,396	$460,132

June 2017 Term Loans
On June 30, 2017, we entered into a $575.0 million first lien debt facility, comprised of a $50.0 million revolving facility and a $525.0 million term loan (the “June 2017 First Lien Loan”), and a second lien credit facility, comprised of a $185.0 million second lien term loan (the “June 2017 Second Lien Loan”). The First Lien

Loan was amended to upsize the committed amount by $115.0 million on July 2, 2018. On October 28, 2019, we paid off the June 2017 Second Lien Loan balance. The underlying credit facility was subsequently retired on May 22, 2020. On October 18, 2021, we made an early principal payment of $148.2 million in connection with, and using the proceeds from, the merger transaction with Horizon Acquisition Corporation (“the Merger Transaction”) and private investment in public equity financing (“PIPE Subscription”). On February 3, 2022, we repaid $190.7 million of the outstanding balance of the June 2017 First Lien Loan and refinanced the remaining balance with a new $275.0 million term loan.
The June 2017 First Lien Loan was held by third-party financial institutions and was carried at the outstanding principal balance, less debt issuance costs and any unamortized discount or premium. The fair value was estimated using quoted prices that are directly observable in the marketplace, therefore, the fair value is estimated on a Level 2 basis. At December 31, 2021, the June 2017 First Lien Loan had a fair value of $465.1 million as compared to the carrying amount of $460.1 million.
February 2022 First Lien Loan
On February 3, 2022, we entered into an amendment which refinanced the remaining June 2017 First Lien Loan with a new $275.0 million term loan (the “February 2022 First Lien Loan”) with a maturity date of February 3, 2029. In connection with the February 2022 First Lien Loan, we also entered into a new revolving credit facility (the “Revolving Facility”), which allows for an aggregate principal amount of $100.0 million and has a maturity date of February 3, 2027. At March 31, 2022, we had no outstanding borrowings under our Revolving Facility.
The terms of the February 2022 First Lien Loan specified a secured overnight financing rate (“SOFR”) based floating interest rate and revised the springing financial covenant under the June 2017 Term Loans to require compliance with a first lien net leverage ratio when revolver borrowings exceed certain levels. All obligations under the February 2022 First Lien Loan are unconditionally guaranteed by Hoya Intermediate and substantially all of Hoya Intermediate’s existing and future direct and indirect wholly owned domestic subsidiaries. It requires quarterly amortization payments of $0.7 million. The Revolving Facility does not require periodic payments. All obligations under the February 2022 First Lien Loan are secured, subject to permitted liens and other exceptions, by first-priority perfected security interests in substantially all of our assets. The February 2022 First Lien Loan carries an interest rate of SOFR plus 3.25%. The SOFR rate for the February 2022 First Lien Loan is subject to a 0.5% floor. The effective interest rate on the February 2022 First Lien Loan was 3.75% per annum at March 31, 2022.
Our February 2022 First Lien Loan is held by third-party financial institutions and is carried at the outstanding principal balance, less debt issuance costs and any unamortized discount or premium. The fair value was estimated using quoted prices that are directly observable in the marketplace, therefore, the fair value is estimated on a Level 2 basis. At March 31, 2022, the February 2022 First Lien Loan had a fair value of $270.2 million as compared to the carrying amount of $269.1 million.
We are subject to certain reporting and compliance-related covenants to remain in good standing under the February 2022 First Lien Loan. These covenants, among other things, limit our ability to incur additional indebtedness, and in certain circumstances, create restrictions on the ability to enter into transactions with affiliates; create liens; merge or consolidate; and make certain payments.
Non-compliance
with these covenants and failure to remedy could result in the acceleration of the loans or foreclosure on the collateral. As of March 31, 2022, we were in compliance with all of our debt covenants related to the February 2022 First Lien Loan.
Due to the refinancing of the June 2017 First Lien Loan with the February 2022 First Lien Loan, we incurred a loss of $4.3 million, which is presented in Loss on extinguishment of debt in the Condensed Consolidated Statements of Operations.
May 2020 First Lien Loan
On May 22, 2020, we entered into a $260.0 million first lien term loan (the “May 2020 First Lien Loan”) that is pari passu with the June 2017 First Lien Loan. The proceeds from the May 2020 First Lien Loan were used for general corporate purposes and to extinguish and retire the revolving facility related to the June 2017 First Lien Loan in full. On October 18, 2021, in connection with and using the proceeds from the Merger Transaction, we paid off in full the May 2020 First Lien Loan balance.

10. D
EBT
Our outstanding debt at December 31, 2021 and 2020 is comprised of the following (in thousands):

	2021	2020
June 2017 First Lien Loan	$465,712	$618,721
May 2020 First Lien Loan	—	275,678

Total long-term debt, gross	465,712	894,399
Less: unamortized debt issuance costs	(5,580)	(17,084)

Total long-term debt, net of issuance costs	460,132	877,315
Less: current portion	—	(6,412)

Total long-term debt, net	$460,132	$870,903

First Lien Loans
—On June 30, 2017, we entered into a $575.0 million first lien debt facility, comprised of a $50.0 million revolving facility (the “Revolving Facility”) and a $525.0 million term loan (the “June 2017 First Lien Loan”), and a second lien credit facility, comprised of a $185.0 million second lien term loan (the “June 2017 Second Lien Loan”). The First Lien Loan was amended to upsize the committed amount by $115.0 million on July 2, 2018. On October 28, 2019, we paid off its June 2017 Second Lien Loan balance. The underlying credit facility was subsequently retired on May 22, 2020. On October 18, 2021, in connection with and using the proceeds from the Merger Transaction, we made an early payment of a portion of its May 2020 First Lien Loan balance.
On May 22, 2020, we entered into a new $260.0 million first lien term loan (the “May 2020 First Lien Loan”) that is pari passu with the June 2017 First Lien Loan. The proceeds from the May 2020 First Lien Loan were used for general corporate purposes and to extinguish and retire the Revolving Facility in full. On October 18, 2021, in connection with and using the proceeds from the Merger
Transaction
, we paid off in full its May 2020 First Lien Loan

balance.

All obligations under the June 2017 First Lien Loan and May 2020 First Lien Loan are unconditionally guaranteed by Hoya Intermediate and substantially all Hoya Intermediate’s existing and future direct and indirect wholly owned domestic subsidiaries.
The amortization of
original issue discount and debt issuance costs on the June 2017 First Lien Loan and May 2020 First Lien Loan was $3.6 million, $3.7 million, and $2.9 million for the years ended December 31, 2021,
2020, and 2019, respectively, and is presented in Interest expense – net in the Consolidated Statements of Operations.
The key terms of our debt agreements are as follows:
June 2017 First Lien Loan
—The June 2017 First Lien Loan matures on June 30, 2024 and requires quarterly amortization payments equal to approximately 1.0% of the original principal per annum. The Revolving Facility did not require periodic payments. All obligations under the June 2017 First Lien Loan are secured, subject to permitted liens and other exceptions, by first-priority perfected security interests in substantially all of our assets.
The June 2017 First Lien Loan is required to be prepaid, subject to certain exceptions, upon the following conditions: (i) up to 50.0% of excess cash flow subject to certain leverage ratios; (ii) all of the net cash proceeds of certain asset sales or insurance/condemnation events subject to certain leverage ratios; and (iii) all of the net cash proceeds of any issuance or incurrence of debt other than permitted debt.
At our option, the June 2017 First Lien Loan bears periodic interest of either (A) the LIBOR rate plus an applicable margin, ranging from 3.00% to 3.50% per annum based on the our first lien net leverage ratio, or (B) the base rate plus an applicable margin, ranging from 2.00% to 2.50% per annum based on our first lien net leverage ratio. The LIBOR rate for the June 2017 First Lien Loan is subject to a 1.00% floor.
The effective interest rate on the June 2017 First Lien Loan was 4.5% per annum at December 31, 2021 and 2020.
May 2020 First Lien Loan
—The May 2020 First Lien Loan, which we repaid in full on October 18, 2021, had a maturity date of May 22, 2026, with springing maturity to June 30, 2024 if the June 2017 First Lien Loan, or a refinancing thereof with scheduled payments of principal prior to June 30, 2024, remained outstanding as of that date. The May 2020 First Lien Loan had no required amortization payments. All obligations under the May 2020 First Lien Loan were secured, subject to permitted liens and other exceptions, by first-priority perfected security interests in substantially all of our assets.
The interest rate for the May 2020 First Lien Loan was determined using a LIBOR rate plus an applicable margin of 9.50% per annum, or a base rate plus an applicable margin of 8.50% per annum. The LIBOR rate was subject to a 1.00% floor and the base rate was subject to a 2.00% floor. For any period ending prior to May 22, 2022, we had the option of submitting paid-in-kind
elections, whereby the entire outstanding balance would be charged interest at 11.50% per annum and interest amounts will be added to the outstanding principal. On and after May 22, 2022 but prior to May 22, 2023, we had the option of submitting paid-in-kind
elections with respect to all or some of the outstanding balance, whereby the portion for which such paid-in-kind
election was made will be charged interest at a rate equal to the sum of i) 5.0% per annum and ii) at the Borrower’s election, a LIBOR rate plus an applicable margin of 5.00% per annum, or a base rate plus an applicable margin of 4.00% per annum. The effective interest rate on the May 2020 First Lien Loan was 11.50% per annum at December 31, 2020.
Under the terms of the May 2020 First Lien Loan, for certain prepayments and repricing transactions that occurred prior to May 22, 2023, we would owe a prepayment penalty of 3.0% on the first $91.0 million of prepayments. For prepayments greater than $91.0 million prior to May 22, 2022, the amount exceeding $91.0 million would be subject to a prepayment penalty equal to the greater of i) 6.0% and ii) the excess of the discounted measure of principal and interest due upon the second anniversary of the effective date and the outstanding principal at the time of the prepayment. For prepayments greater than $91.0 million on or after May 22, 2022 and prior to May 22, 2023, the amount exceeding $91.0 million would be subject to a prepayment penalty equal to 6.0%
.
The following is a summary of activity related to debt instruments during the years ended December 31, 2021 and 2020:
June 2017
First Lien Loan principal payments
—We made quarterly principal payments of $4.8 million and $5.9 million during the years ended December 31, 2021 and 2020, respectively. On October 18, 2021, we made a principal payment of $148.2 million in connection with, and using the proceeds from, the Merger Transaction. We incurred a loss of $1.7 million for a portion of the remaining original issuance discount and issuance costs, which is presented as Loss on extinguishment of debt in the Consolidated Statements of Operations.
May 2020 First Lien Loan borrowing and payoff
—On May 22, 2020, we entered into the May 2020 First Lien Loan and used the $260.0 million in proceeds to, among other things, repay and extinguish the Revolving Facility. The total original debt discount costs and original debt issuance costs related to the May 2020 First Lien Loan borrowing were $6.5 million and $2.0 million, respectively, and are presented in Long-term debt – net in the Consolidated Balance Sheets.
On October 18, 2021, in connection with, and using the proceeds from, the Merger Transaction, we paid off in full the remaining principal on the May 2020 First Lien Loan of $304.1 million. The debt extinguishment resulted in a loss of $34.1 million, which is presented in Loss on extinguishment of debt in the Consolidated Statements of Operations. The loss consists of a $28.0 million prepayment penalty and the remaining balance of the original issuance discount and issuance costs of $6.1 million.
Revolving Facility drawdown and repayment
—On March 17, 2020, we borrowed $50.0 million using its Revolving Facility. This amount was repaid (and the Revolving Facility terminated in full) on May 22, 2020. The debt extinguishment resulted in a loss of $0.7 million and is presented in Loss on extinguishment of debt in the Consolidated Statements of Operations.
Future maturities of our outstanding debt, excluding interest, as of December 31, 2021 were as follows (in thousands):

2022	$—
2023	—
2024	465,712
2025	—
2026	—

Total	$465,712

We are subject to certain reporting and compliance-related covenants to remain in good standing under the June 2017 First Lien Loan. These covenants, among other things, limit our ability to incur additional indebtedness, and in certain circumstances, create restrictions on the ability to enter into transactions with affiliates; create liens; merge or consolidate; and make certain payments.
Non-compliance
with these covenants and failure to remedy could result in the acceleration of the loans or foreclosure on the collateral. As of December 31, 2021, we were in compliance with all of its debt covenants related to the June 2017 First Lien Loan.